Accrued Issuable Equity (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Issuable Equity [Abstract]
Schedule of Accrued Issuable Equity Activity	A summary of the accrued issuable equity activity during the year ended December 31, 2021 is presented below:
Balance at January 1, 2021	$43,095
Reclassification to equity	(43,095)
Balance at December 31, 2021	$-